Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Goodwill and Intangible Assets, Net
GOODWILLl AND INTANGIBLE ASSETS, NET

Note 5.Goodwill and Intangible Assets, Net

Goodwill and indefinite life intangible assets are tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of the asset has decreased below its carrying value. The abrupt deterioration in demand during the second half of 2019, which has continued into 2020, was further exacerbated by the unprecedented demand destruction being caused by the COVID-19 pandemic. The combination of the Saudi Arabia/Russia oil market share dispute and the demand destruction caused by the COVID-19 pandemic has driven the price of oil to unprecedented levels resulting in decreases in demand for oilfield services such as those provided by the Company and lower current and expected revenues for the Company. As a result, during the three months ended April 30, 2020, the Company performed an interim goodwill impairment test and a long-lived asset recoverability test.

The valuation of the Company and its reportable segments’ goodwill impairment test was estimated using the guideline public company analysis and the discounted cash flow analysis, which were equally weighted in the fair value analysis. See Note 8 for additional information regarding the fair value determination. The results of the goodwill impairment test as of April 30, 2020, indicated that goodwill was impaired because the carrying value of the Rocky Mountains reporting unit exceeded its relative fair value. Accordingly, the Company recorded a $28.3 goodwill impairment charge, which is included in the condensed consolidated statements of loss for the three months ended April 30, 2020. The charge reflects the full value of the goodwill attributable to the Rocky Mountains segment, leaving the Company with no goodwill as of April 30, 2020.

Long-lived assets, such as property and equipment and purchased intangibles subject to amortization, are tested for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the undiscounted cash flows expected to be generated by an asset (or group of assets) is less than its carrying amount and if the carrying amount exceeds the asset’s fair value. Any required impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Based on the impairment indicators above, the Company performed a long-lived asset impairment analysis and concluded that the carrying amount of the long-lived assets exceeded the relative fair values of two of the reporting units asset groups. As a result, the Company recorded a $180.4 long-lived asset impairment charge, $39.2 related to identified intangible assets and $141.2 related to property and equipment, which is included in the condensed consolidated statements of loss for the three months ended April 30, 2020. The charge reflects $91.3 and $89.1 of the long-lived assets attributable to the Southwest and Northeast/Mid-Con segments, respectively. The sum of the undiscounted cash flows of the Rocky Mountains long-lived assets exceeded the carrying value by approximately 20.5% as of April 30, 2020. As of April 30, 2020, $5.5 of identifiable intangible assets and $158.1 of property and equipment remain.

Determining fair value requires the use of estimates and assumptions. Such estimates and assumptions include revenue growth rates, operating profit margins, weighted average cost of capital, terminal growth rates, future market share and future market conditions, among others. The Company's cash flow projections were a significant input into the April 30, 2020 fair value. See Note 8 for additional information regarding the fair value determination. If the business continues to be unable to achieve projected results or long-term projections are adjusted downward, it could negatively impact future valuations of the Rocky Mountains reporting unit and the Company’s long-lived assets and result in a future impairment charge.

The following sets forth the intangible assets by major asset class, all of which were acquired through business purchase transactions:

		April 30, 2020			January 31, 2020
	Useful Life	Original	Accumulated	Net Book	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value	Cost	Amortization	Value
Customer contracts and relationships	20	$8.3	$2.9	$5.4	$43.0	$2.4	$40.6
Covenants not to compete	1.5 - 3	2.5	2.4	0.1	4.7	1.9	2.8
Developed technologies	15	1.0	1.0	-	3.3	0.9	2.4
		$11.8	$6.3	$5.5	$51.0	$5.2	$45.8

Amortization expense associated with identifiable intangible assets was $1.0 and $0.8 for the three months ended April 30, 2020 and 2019, respectively. Due to the impairment of intangible assets, the Company does not expect to recognize future material amortization expense related to intangible assets. Actual future amortization expense may be different due to future acquisitions.

The changes in the carrying amount of goodwill for the three months ended April 30, 2020 are as follows:

Balance, January 31, 2020	$28.3
Goodwill impairment	(28.3)
Balance, April 30, 2020	$—

4. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill and indefinite life intangible assets are tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of the asset has decreased below its carrying value. The abrupt deterioration in industry conditions, which accelerated through the end of the Company’s fourth quarter, was driven by a sharp decline in U.S. land rig count and an unprecedented decline in operating frac spreads from the second quarter through the end of 2019. The decline in E&P activity resulted in lower demand levels and lower current and expected revenues for the Company. As a result, during the three months ended October 31, 2019, the Company performed an interim goodwill impairment test and a long-lived asset recoverability test.

The valuation of the Company and its reportable segments’ goodwill impairment test was estimated using the guideline public company analysis and the discounted cash flow analysis, which were equally weighted in the fair value analysis. See Note 12. “Fair Value Information” for additional information regarding the fair value determination. The results of the goodwill impairment test as of October 31, 2019, indicated that goodwill was impaired because the carrying value of two of the reporting units exceeded the fair value. Due to continued deterioration in industry conditions, which accelerated through the end of the fourth quarter, the quantitative goodwill impairment test was performed again as of December 31, 2019 for the Rocky Mountains segment, which concluded that the fair value of the reporting unit exceeded the carrying value. The Company recorded a $47.0 goodwill impairment charge during the year ended January 31, 2020, which is included in the consolidated statements of (loss) earnings for the year ended January 31, 2020. The charges reflect the full value of the goodwill attributable to the Northeast/Mid-Con and Southwest segments, leaving the Company with $28.3 goodwill related to the Rocky Mountains segment as of January 31, 2020. The fair value of the Rocky Mountains reporting unit exceeded the carrying value by 10.9% as of December 31, 2019.

Long-lived assets, such as property and equipment and purchased intangibles subject to amortization, are tested for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the undiscounted cash flows expected to be generated by an asset (or group of assets) is less than its carrying amount. Any required impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Based on the impairment indicators above, the Company performed a long-lived asset impairment analysis during the three months ended October 31, 2019 and December 31, 2019 and concluded that the undiscounted cash flows of the long-lived assets exceeded the carrying amount of each segment’s asset group in both periods. The sum of the undiscounted cash flows of the Southwest, Rocky Mountains and Northeast/Mid-Con long-lived assets exceeded the carrying value by 35.7%,  54.8% and 56.7%, respectively, as of December 31, 2019. As a result, the Company determined that its long-lived assets were not impaired as of December 31, 2019.

As of January 31, 2020, $28.3 of goodwill and $45.8 of identifiable intangible assets remain. The Company's cash flow projections were a significant input into the October 15, 2019 fair value. If the business continues to be unable to achieve projected results or long-term projections are adjusted downward, it could negatively impact future valuations of the Rocky Mountains reporting unit and the Company’s long-lived assets and result in an impairment charge.

The following sets forth the intangible assets by major asset class, all of which were acquired through business purchase transactions:

		January 31, 2020			January 31, 2019
	Useful Life	Original	Accumulated	Net Book	Original	Accumulated	Net Book
	(Years)	Cost	Amortization	Value	Cost	Amortization	Value
Customer contracts and relationships	20	$43.0	$2.4	$40.6	$24.9	$0.3	$24.6
Covenants not to compete	1.5 - 3	4.7	1.9	2.8	3.4	0.3	3.1
Developed technologies	15	3.3	0.9	2.4	3.3	0.7	2.6
		$51.0	$5.2	$45.8	$31.6	$1.3	$30.3

Amortization expense associated with identifiable intangible assets was $3.9,  $0.8 and $0.3 for the years ended January 31, 2020, 2019 and 2018, respectively. The Company currently expects to recognize amortization expense related to intangible assets of approximately $4.0 in each of the next five fiscal years. The future amortization amounts are estimates. Actual future amortization expense may be different due to future acquisitions, impairments, changes in amortization periods or other factors.

The changes in the carrying amount of goodwill for the years ended January 31, 2020 and 2019 are as follows:

Balance, January 31, 2018	$—
Acquisitions	43.2
Balance, January 31, 2019	43.2
Acquisitions	31.8
Purchase price adjustments	0.3
Goodwill impairment	(47.0)
Balance, January 31, 2020	$28.3